COLUMBIA DIVIDEND INCOME FUND
                                  (the "Fund")

                Supplement to Prospectuses dated February 1, 2007



1. The second paragraph under the heading "Average Annual Total Returns" in the call-out box entitled "Understanding Performance" is revised in its entirety as follows:

Beginning on February 23, 2007, the Fund's benchmark was changed to the Russell 1000 Index, an unmanaged index that tracks the performance of the largest 1000 securities in the Russell 3000 Index, based on market capitalization. Previously, the Fund's returns were compared to the Russell 1000 Value Index, an unmanaged index that tracks the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The advisor believes that the Russell 1000 Index, because of its broader market representation, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and the life of the Fund periods are shown compared to the Russell 1000 Index, as well as the Fund's previous benchmark, the Russell 1000 Value Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.


2. The following line is added to the "Average Annual Total Returns - for periods ended December 31, 2006" table:

                                    1 Year        5 Years  Life of the Fund
Russell 1000 Index (%)               15.46          6.82        5.49(2)
























INT-47/128104-0207                                            February 23, 2007

                         Columbia Strategic Investor Fund
                                  (the "Fund")
           Supplement to the Fund's Prospectuses dated January 1, 2007


1. The third paragraph under the caption "Understanding Performance" in the "Performance History" section is replaced in its entirety as follows:

Beginning on February 23, 2007, the Fund's benchmark was changed to the Russell 1000 Index. The Russell 1000 Index is an unmanaged index that tracks the performance of the largest 1000 securities in the Russell 3000 Index, based on market capitalization. Previously, the Fund's returns were compared to the S&P 500 Index, an unmanaged index that is generally considered representative of the U.S. stock market, and the Russell 3000 Value Index, an unmanaged index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The advisor believes that the Russell 1000 Index, because of its broader market representation, more accurately reflects the type of securities in which the Fund invests. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

2.The following row is added to the chart entitled "Average Annual Total Returns - for periods ended December 31, 2005":

                            1 year             5 years         Life of the Fund
Russell 1000 Index          6.27%               1.07%             -0.16 (2)







INT-47/128201-0207                                         February 23, 2007

                     COLUMBIA HIGH YIELD OPPORTUNITY FUND
                       COLUMBIA STRATEGIC INCOME FUND
                               (the "Funds")

             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED OCTOBER 1, 2006

1. The following paragraph is added under the heading "OTHER INVESTMENT
POLICIES":

 As a non-fundamental investment policy, which may be changed without a shareholder vote, the Strategic Income Fund may not:

               (1) Acquire securities of other registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the Investment Company Act of 1940, as amended.

2. The following tables under the heading "Other Accounts Managed by the Portfolio Managers" are revised and replaced in their entirety:

High Yield Fund

---------------------- --------------------------------- ------------------------------ ------------------------------

  Portfolio Manager     Other SEC-registered open-end       Other pooled investment            Other accounts
                             and closed-end funds                  vehicles

---------------------- --------------------------------- ------------------------------ ------------------------------
---------------------- ---------------- ---------------- --------------- -------------- -------------- ---------------


                          Number of                        Number of                      Number of
                          accounts          Assets          accounts        Assets        accounts         Assets
---------------------- ---------------- ---------------- --------------- -------------- -------------- ---------------
---------------------- ---------------- ---------------- --------------- -------------- -------------- ---------------
Kevin Cronk                  12          $7.9 billion          10        $1.1 billion*        5         $419 million
---------------------- ---------------- ---------------- --------------- -------------- -------------- ---------------
---------------------- ---------------- ---------------- --------------- -------------- -------------- ---------------
Thomas A. LaPointe           12          $7.9 billion          10        $1.1 billion*        6         $419 million
---------------------- ---------------- ---------------- --------------- -------------- -------------- ---------------

Strategic Income Fund

---------------------- --------------------------------- ------------------------------ ------------------------------

  Portfolio Manager     Other SEC-registered open-end       Other pooled investment            Other accounts
                             and closed-end funds                  vehicles

---------------------- --------------------------------- ------------------------------ ------------------------------
---------------------- ---------------- ---------------- --------------- -------------- ------------ -----------------


                          Number of                        Number of                     Number of
                          accounts          Assets          accounts        Assets       accounts         Assets
---------------------- ---------------- ---------------- --------------- -------------- ------------ -----------------
---------------------- ---------------- ---------------- --------------- -------------- ------------ -----------------
Kevin Cronk                  12          $6.8 billion          10        $1.1 billion*       5         $419 million
---------------------- ---------------- ---------------- --------------- -------------- ------------ -----------------
---------------------- ---------------- ---------------- --------------- -------------- ------------ -----------------
Thomas A. LaPointe           12          $6.8 billion          10        $1.1 billion*       6         $419 million
---------------------- ---------------- ---------------- --------------- -------------- ------------ -----------------
---------------------- ---------------- ---------------- --------------- -------------- ------------ -----------------
Laura Ostrander               3          $2.3 billion          0              $0             7       $945 thousand
---------------------- ---------------- ---------------- --------------- -------------- ------------ -----------------

*Includes four pooled investment vehicles totaling $812 million in assets having advisory fees based on performance.




INT-50/128105-0207                                            February 23, 2007